Employee compensation and benefits - Director's emoluments (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Director Emoluments [Line Items]
Fees	£ 1,427,000	£ 1,410,000	£ 1,525,000
Salaries and other emoluments	2,792,000	2,294,000	3,569,000
Annual incentives	1,163,000	979,000	694,000
Long-term incentives	1,193,000	779,000	511,000
Directors' emoluments	6,575,000	5,462,000	6,299,000
Annual incentives, cash	581,561,000	489,285,000
Annual incentives, restricted shares	581,561,000	489,285,000
Long-term incentives, cash	493,868,000	380,893,000
Long-term incentives, restricted shares	699,552,000	398,162,000
Net defined benefit liability (asset)	66,000,000	48,000,000
Employer contributions	52,000,000	42,000,000	37,000,000
Director
Director Emoluments [Line Items]
Salaries and other emoluments	£ 169,358,000
Award vesting period	3 years
Vesting percentage	33.00%
Retention period	6 months
Highest paid Director
Director Emoluments [Line Items]
Salaries and other emoluments	£ 1,641,000	1,641,000	1,399,000
Annual incentives	1,074,000	859,000	558,000
Long-term incentives	990,000	677,000	390,000
Directors' emoluments	3,705,000	3,177,000	£ 2,347,000
Annual incentives, cash	537,040,000	429,285
Annual incentives, restricted shares	537,040,000	429,285
Long-term incentives, cash	408,439,000	330,687
Long-term incentives, restricted shares	£ 581,165,000	345,818
Award vesting period	3 years
Vesting percentage	33.00%
Retention period	6 months
Decrease (increase) in net defined benefit liability (asset) resulting from payments from plan	£ 410,403,000	394,334,000
Net defined benefit liability (asset)	3,811,422,000	4,286,951,000
Employer contributions	£ 0	£ 0